Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2025 and 2024

Midland National Life Insurance Company
Separate Account A
Index

Page(s)
Report of Independent Registered Public Accounting Firm    1-3
Financial Statements
Statements of Net Assets    4–5
Statements of Operations    6–7
Statements of Changes in Net Assets    8–11
Notes to Financial Statements    12–32

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account A
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account A indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account A as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio (1)	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (1)
Fidelity Variable Insurance Products Fund I - High Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Growth Portfolio (1)	Alger Fund - Large Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Overseas Portfolio (1)	Alger Fund - Mid Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio (1)	Alger Fund - Capital Appreciation Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio (1)	Alger Fund - Small Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio (1)	Invesco Variable Insurance Funds - Diversified Dividend Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio (1)	Invesco Variable Insurance Funds - Health Care Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio (1)	Invesco Variable Insurance Funds - International Equity Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)

Fidelity Variable Insurance Products Fund II - Asset Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products Fund II - Asset Manager 70% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products Fund III - Balanced Portfolio (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio (1)	Profunds VP - Japan (1)
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (1)	Profunds VP - Energy (1)
Lincoln VIP American Century Funds - Balanced Fund (1)	Profunds VP - Small-Cap Value (1)
Lincoln VIP American Century Funds - Capital Appreciation Fund (1)	Profunds VP - Ultra Mid-Cap (1)
Lincoln VIP American Century Funds - International Fund (1)	Vanguard Variable Insurance Funds - Balanced (1)
Lincoln VIP American Century Funds - Value Fund (1)	Vanguard Variable Insurance Funds - Total Bond Market Index (1)
Lincoln VIP American Century Funds - Disciplined Core Value Fund (1)	Vanguard Variable Insurance Funds - High Yield Bond (1)
MFS Variable Insurance Trust - Growth Series (1)	Vanguard Variable Insurance Funds - International (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Vanguard Variable Insurance Funds - Mid- Cap Index (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Vanguard Variable Insurance Funds - Real Estate Index (1)
MFS Variable Insurance Trust - Research Series (1)	Vanguard Variable Insurance Funds - Small Company Growth (1)
MFS Variable Insurance Trust - Total Return Series (1)	Vanguard Variable Insurance Funds - Short Term Investment Grade (1)
MFS Variable Insurance Trust - Utilities Series (1)	Vanguard Variable Insurance Funds - Total Stock Market Index (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)

(1)Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the fund managers; when replies were not received from the transfer agents of the investee mutual funds and the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 17, 2026

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account A since 1987.

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	8,755,263	$8,755,263	$8,755,263
High Income Portfolio	1,117,794	5,547,145	5,454,836
Equity-Income Portfolio	989,140	23,855,615	29,110,381
Growth Portfolio	992,608	86,305,253	96,997,682
Overseas Portfolio	473,105	12,071,901	13,019,850
Mid Cap Portfolio	749,817	27,229,916	28,125,631
Freedom Income Portfolio	5,998	66,476	70,113
Freedom 2010 Portfolio	2	28	28
Freedom 2015 Portfolio	23,594	302,233	282,657
Freedom 2020 Portfolio	38,345	514,898	508,458
Freedom 2025 Portfolio	29,000	450,018	500,245
Freedom 2030 Portfolio	52,557	838,562	929,204
Fidelity Variable Insurance Products
Fund II
Asset Manager 50% Portfolio	239,823	3,733,425	4,225,675
Investment Grade Bond Portfolio	631,202	8,087,977	7,170,456
Index 500 Portfolio	173,918	49,794,365	114,808,748
Contrafund Portfolio	1,850,508	83,870,117	110,826,946
Asset Manager 70% Portfolio	139,644	2,741,644	3,612,589
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	336,117	7,117,165	8,910,457
Growth & Income Portfolio	506,257	12,918,740	16,883,663
Growth Opportunities Portfolio	361,328	20,201,401	36,020,779
Lincoln VIP American Century Funds
Balanced Fund	305,193	2,326,273	2,760,472
Capital Appreciation Fund	737,438	11,379,921	11,179,562
International Fund	1,071,084	11,685,655	13,115,425
Value Fund	2,684,480	32,990,984	34,680,803
Disciplined Core Value Fund	330,527	2,898,040	3,199,499
MFS Variable Insurance Trust
Growth Series	483,213	29,647,242	32,786,010
Investors Trust Series	83,266	2,434,217	2,178,236
New Discovery Series	633,118	10,251,948	9,876,639
Research Series	241,900	7,512,097	7,375,531
Total Return Series	25,038	602,356	584,138
Utilities Series	146,528	5,080,613	5,528,518
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	328,534	12,071,996	13,785,277
Mid-Cap Stock Portfolio	602,432	15,198,609	15,693,356
Dividend Growth Portfolio	93,435	1,649,526	1,853,744
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2025

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Alger Fund
Large Cap Growth Portfolio	255,704	20,601,836	26,380,944
Mid Cap Growth Portfolio	450,625	9,283,502	10,733,891
Capital Appreciation Portfolio	283,823	25,072,320	36,570,645
Small Cap Growth Portfolio	316,119	6,945,373	5,892,451
Invesco Variable Insurance Funds
Diversified Dividend Fund	68,859	1,840,367	1,874,333
Health Care Fund	72,386	2,058,650	2,163,629
International Equity Fund	198,523	7,156,615	7,168,659
VanEck Worldwide Insurance Trust
Global Resources Fund	379,996	8,941,492	12,733,667
PIMCO Variable Insurance Trust
Total Return Portfolio	2,461,221	24,840,008	23,258,537
Low Duration Portfolio	39,617	397,696	387,451
High Yield Portfolio	306,011	2,319,902	2,267,539
Real Return Portfolio	143,316	1,686,114	1,721,220
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	464,519	5,936,551	6,633,332
Large Cap Value Fund	717,217	6,395,635	5,866,833
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	178,438	2,921,384	2,928,168
Profunds VP
Japan	15,156	979,477	1,061,520
Energy	71,636	2,908,510	2,632,616
Small-Cap Value	31,040	1,321,079	1,392,754
Ultra Mid-Cap	63,979	2,136,865	2,660,249
Vanguard Variable Insurance Funds
Balanced	140,995	3,215,324	3,582,680
Total Bond Market Index	132,237	1,437,428	1,428,158
High Yield Bond	102,229	755,554	771,825
International	769,293	20,271,848	21,994,082
Mid-Cap Index	484,452	11,416,919	13,545,280
Real Estate Index	288,932	3,541,381	3,342,943
Small Company Growth	532,849	9,957,681	10,161,432
Short Term Investment Grade	59,476	613,894	634,609
Total Stock Market Index	127,505	5,979,083	7,768,876
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2025

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$387,240	$—	$387,240	$17,417	$369,823	$—	$—	$—	$369,823
High Income Portfolio	345,315	—	345,315	18,983	326,332	(134,071)	314,529	180,458	506,790
Equity-Income Portfolio	495,433	1,527,500	2,022,933	140,177	1,882,756	298,600	2,389,902	2,688,502	4,571,258
Growth Portfolio	268,176	11,898,297	12,166,473	482,846	11,683,627	2,840,907	(2,136,577)	704,330	12,387,957
Overseas Portfolio	203,036	1,128,601	1,331,637	37,945	1,293,692	28,719	720,748	749,467	2,043,159
Mid Cap Portfolio	112,310	2,890,514	3,002,824	49,565	2,953,259	115,830	(220,474)	(104,644)	2,848,615
Freedom Income Portfolio	2,247	23	2,270	72	2,198	296	3,641	3,937	6,135
Freedom 2010 Portfolio	1	—	1	—	1	1	(1)	—	1
Freedom 2015 Portfolio	8,385	10,482	18,867	270	18,597	(1,445)	13,610	12,165	30,762
Freedom 2020 Portfolio	13,534	24,785	38,319	569	37,750	107	21,425	21,532	59,282
Freedom 2025 Portfolio	12,524	17,060	29,584	3,057	26,527	5,286	34,005	39,291	65,818
Freedom 2030 Portfolio	21,239	37,929	59,168	1,814	57,354	6,287	63,116	69,403	126,757
Fidelity Variable Insurance Products
Fund II
Asset Manager 50 % Portfolio	101,783	184,724	286,507	26,972	259,535	26,237	264,654	290,891	550,426
Investment Grade Bond Portfolio	253,458	—	253,458	14,965	238,493	(165,035)	411,584	246,549	485,042
Index 500 Portfolio	1,239,601	556,810	1,796,411	339,141	1,457,270	6,498,419	9,569,426	16,067,845	17,525,115
Contrafund Portfolio	144,996	16,514,445	16,659,441	358,991	16,300,450	2,894,386	335,518	3,229,904	19,530,354
Asset Manager 70% Portfolio	62,488	112,434	174,922	19,210	155,712	78,910	324,534	403,444	559,156
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	145,956	409,048	555,004	20,234	534,770	187,978	428,122	616,100	1,150,870
Growth & Income Portfolio	244,920	1,478,919	1,723,839	50,020	1,673,819	1,214,646	139,709	1,354,355	3,028,174
Growth Opportunities Portfolio	—	512,353	512,353	128,534	383,819	2,480,294	3,743,287	6,223,581	6,607,400
Lincoln VIP American Century Funds
Balanced Fund	49,772	—	49,772	6,136	43,636	35,681	161,310	196,991	240,627
Capital Appreciation Fund	—	1,827,540	1,827,540	27,389	1,800,151	566,854	(1,480,063)	(913,209)	886,942
International Fund	154,269	—	154,269	29,342	124,927	(237,882)	1,868,032	1,630,150	1,755,077
Value Fund	502,950	2,379,460	2,882,410	52,798	2,829,612	263,207	1,440,120	1,703,327	4,532,939
Disciplined Core Value Fund	50,552	—	50,552	11,036	39,516	8,412	354,820	363,232	402,748
MFS Variable Insurance Trust
Growth Series	—	5,697,755	5,697,755	89,213	5,608,542	713,607	(2,769,543)	(2,055,936)	3,552,606
Investors Trust Series	34,143	873,808	907,951	6,939	901,012	21,437	(661,924)	(640,487)	260,525
New Discovery Series	—	—	—	23,163	(23,163)	(709,017)	1,858,405	1,149,388	1,126,225
Research Series	67,118	1,644,786	1,711,904	21,019	1,690,885	48,919	(913,030)	(864,111)	826,774
Total Return Series	14,867	39,643	54,510	902	53,608	(1,975)	4,980	3,005	56,613
Utilities Series	149,674	68,450	218,124	7,308	210,816	61,071	436,321	497,392	708,208
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2025

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	74,294	1,376,692	1,450,986	29,602	1,421,384	123,275	491,645	614,920	2,036,304
Mid-Cap Stock Portfolio	50,099	1,216,810	1,266,909	30,603	1,236,306	64,796	(291,907)	(227,111)	1,009,195
Dividend Growth Portfolio	10,399	136,731	147,130	3,388	143,742	14,228	88,367	102,595	246,337
Alger Fund
Large Cap Growth Portfolio	—	2,843,000	2,843,000	38,651	2,804,349	1,586,338	1,980,272	3,566,610	6,370,959
Mid Cap Growth Portfolio	—	—	—	20,746	(20,746)	(230,754)	1,809,503	1,578,749	1,558,003
Capital Appreciation Portfolio	—	5,756,136	5,756,136	55,702	5,700,434	1,337,616	2,152,414	3,490,030	9,190,464
Small Cap Growth Portfolio	—	68,400	68,400	9,687	58,713	(142,834)	390,915	248,081	306,794
Invesco Variable Insurance Funds
Diversified Dividend Fund	28,549	136,504	165,053	3,019	162,034	(21,612)	114,140	92,528	254,562
Health Care Fund	—	83,485	83,485	2,722	80,763	31,448	174,923	206,371	287,134
International Equity Fund	99,357	440,986	540,343	7,049	533,294	(46,931)	541,820	494,889	1,028,183
VanEck Worldwide Insurance Trust
Global Resources Fund	275,964	—	275,964	11,588	264,376	184,929	2,976,946	3,161,875	3,426,251
PIMCO Variable Insurance Trust
Total Return Portfolio	947,765	—	947,765	27,825	919,940	(815,645)	1,806,042	990,397	1,910,337
Low Duration Portfolio	15,867	—	15,867	1,073	14,794	(5,005)	10,835	5,830	20,624
High Yield Portfolio	136,832	—	136,832	2,889	133,943	(9,578)	59,775	50,197	184,140
Real Return Portfolio	61,409	—	61,409	2,832	58,577	(32,548)	125,252	92,704	151,281
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	46,101	524,662	570,763	8,423	562,340	123,718	223,450	347,168	909,508
Large Cap Value Fund	70,691	879,335	950,026	5,664	944,362	(45,888)	(304,727)	(350,615)	593,747
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	11,725	275,125	286,850	3,650	283,200	36,583	(27,258)	9,325	292,525
Profunds VP
Japan	34,268	127,692	161,960	1,734	160,226	6,588	40,040	46,628	206,854
Energy	67,043	374,129	441,172	2,825	438,347	(72,772)	(203,507)	(276,279)	162,068
Small-Cap Value	4,652	59,658	64,310	1,193	63,117	(2,304)	5,753	3,449	66,566
Ultra Mid-Cap	30,386	—	30,386	4,369	26,017	30,857	(7,630)	23,227	49,244
Vanguard Variable Insurance Funds
Balanced	73,719	315,761	389,480	7,785	381,695	39,703	112,737	152,440	534,135
Total Bond Market Index	47,445	—	47,445	2,271	45,174	(46,106)	92,038	45,932	91,106
High Yield Bond	49,893	—	49,893	564	49,329	(8,702)	28,102	19,400	68,729
International	180,710	1,217,944	1,398,654	24,222	1,374,432	335,163	1,945,502	2,280,665	3,655,097
Mid-Cap Index	163,885	652,898	816,783	12,456	804,327	251,997	373,174	625,171	1,429,498
Real Estate Index	92,204	59,039	151,243	4,831	146,412	(20,075)	(26,735)	(46,810)	99,602
Small Company Growth	44,783	636,641	681,424	11,605	669,819	(129,239)	39,730	(89,509)	580,310
Short Term Investment Grade	23,199	—	23,199	688	22,511	(3,943)	21,554	17,611	40,122
Total Stock Market Index	79,912	373,048	452,960	14,805	438,155	151,209	611,018	762,227	1,200,382
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$13,462,831	$369,823	$619,669	$172,553	$(733,310)	$(656,760)	$(54,536)	$(48,486)	$(4,376,521)	$(5,077,391)	$(4,707,568)	$8,755,263
High Income Portfolio	5,258,471	506,790	253,658	44,174	(324,443)	(149,597)	(43,918)	(32,098)	(58,201)	(310,425)	196,365	5,454,836
Equity-Income Portfolio	25,633,386	4,571,258	720,086	174,703	(1,102,280)	(369,598)	(226,493)	(97,286)	(193,395)	(1,094,263)	3,476,995	29,110,381
Growth Portfolio	89,906,473	12,387,957	1,408,870	371,558	(2,295,649)	(2,587,300)	(940,656)	(415,632)	(837,939)	(5,296,748)	7,091,209	96,997,682
Overseas Portfolio	11,154,621	2,043,159	488,931	122,500	(556,004)	(383,605)	(68,023)	(55,135)	273,406	(177,930)	1,865,229	13,019,850
Mid Cap Portfolio	25,766,340	2,848,615	698,868	145,955	(869,569)	(508,853)	(216,307)	(135,925)	396,507	(489,324)	2,359,291	28,125,631
Freedom Income Portfolio	66,061	6,135	2,805	—	(6,317)	—	—	—	1,429	(2,083)	4,052	70,113
Freedom 2010 Portfolio	—	1	172	—	(131)	—	—	—	(14)	27	28	28
Freedom 2015 Portfolio	266,064	30,762	24,816	2,510	(39,198)	—	—	—	(2,297)	(14,169)	16,593	282,657
Freedom 2020 Portfolio	450,907	59,282	5,464	1,224	(6,427)	(2,571)	—	—	579	(1,731)	57,551	508,458
Freedom 2025 Portfolio	530,448	65,818	12,778	3,079	(16,796)	(111,788)	—	—	16,706	(96,021)	(30,203)	500,245
Freedom 2030 Portfolio	904,991	126,757	29,939	7,427	(39,269)	(103,922)	—	(3,406)	6,687	(102,544)	24,213	929,204
Fidelity Variable Insurance Products
Fund II
Asset Manager 50 % Portfolio	3,954,307	550,426	195,050	33,666	(278,667)	(76,128)	(41,410)	(24,480)	(87,089)	(279,058)	271,368	4,225,675
Investment Grade Bond Portfolio	7,079,618	485,042	480,227	65,661	(497,048)	(148,212)	(63,546)	(67,502)	(163,784)	(394,204)	90,838	7,170,456
Index 500 Portfolio	104,979,831	17,525,115	2,453,444	671,124	(3,004,100)	(3,253,069)	(1,006,581)	(595,963)	(2,961,053)	(7,696,198)	9,828,917	114,808,748
Contrafund Portfolio	95,928,371	19,530,354	1,674,226	521,050	(2,403,421)	(2,192,810)	(977,803)	(336,164)	(916,857)	(4,631,779)	14,898,575	110,826,946
Asset Manager 70% Portfolio	3,263,310	559,156	156,290	56,266	(237,367)	(74,050)	(70,630)	(2,085)	(38,301)	(209,877)	349,279	3,612,589
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	8,105,229	1,150,870	285,312	61,267	(349,027)	(280,298)	(26,727)	(36,573)	404	(345,642)	805,228	8,910,457
Growth & Income Portfolio	14,721,722	3,028,174	393,351	87,117	(600,284)	(379,151)	(171,532)	(172,691)	(23,043)	(866,233)	2,161,941	16,883,663
Growth Opportunities Portfolio	30,870,716	6,607,400	456,678	176,393	(742,490)	(504,504)	(264,658)	(132,676)	(446,080)	(1,457,337)	5,150,063	36,020,779
Lincoln VIP American Century Funds
Balanced Fund	2,652,221	240,627	96,662	22,653	(129,323)	(69,574)	(24,177)	(10,624)	(17,993)	(132,376)	108,251	2,760,472
Capital Appreciation Fund	11,304,816	886,942	299,052	79,502	(417,429)	(326,184)	(50,321)	(129,473)	(467,343)	(1,012,196)	(125,254)	11,179,562
International Fund	11,961,925	1,755,077	578,586	171,052	(659,310)	(235,070)	(54,433)	(56,911)	(345,491)	(601,577)	1,153,500	13,115,425
Value Fund	29,384,177	4,532,939	932,984	207,309	(1,067,002)	(556,264)	(186,492)	(185,663)	1,618,815	763,687	5,296,626	34,680,803
Disciplined Core Value Fund	2,940,978	402,748	95,505	19,703	(112,014)	(89,249)	(31,860)	(22,942)	(3,370)	(144,227)	258,521	3,199,499
MFS Variable Insurance Trust
Growth Series	31,329,198	3,552,606	604,503	177,612	(773,239)	(1,014,054)	(311,054)	(192,840)	(586,722)	(2,095,794)	1,456,812	32,786,010
Investors Trust Series	2,081,504	260,525	52,129	13,763	(86,710)	(57,505)	(64,639)	(3,510)	(17,321)	(163,793)	96,732	2,178,236
New Discovery Series	9,421,632	1,126,225	278,724	83,472	(360,518)	(222,800)	(85,325)	(67,380)	(297,391)	(671,218)	455,007	9,876,639
Research Series	6,859,030	826,774	152,415	35,755	(223,526)	(85,361)	(42,527)	(53,576)	(93,453)	(310,273)	516,501	7,375,531
Total Return Series	525,545	56,613	25,399	2,442	(30,660)	(3,483)	(1,193)	(14,447)	23,922	1,980	58,593	584,138
Utilities Series	5,071,231	708,208	176,371	37,985	(189,738)	(68,856)	(18,845)	(102,613)	(85,225)	(250,921)	457,287	5,528,518
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	12,397,357	2,036,304	407,012	79,479	(500,324)	(270,774)	(44,804)	(137,620)	(181,353)	(648,384)	1,387,920	13,785,277
Mid-Cap Stock Portfolio	15,207,193	1,009,195	661,706	118,040	(654,484)	(351,885)	(174,188)	(43,567)	(78,654)	(523,032)	486,163	15,693,356
Dividend Growth Portfolio	1,531,087	246,337	30,081	14,214	(35,363)	(3,650)	—	(12,040)	83,078	76,320	322,657	1,853,744
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2025

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Alger Fund
Large Cap Growth Portfolio	21,804,151	6,370,959	540,312	139,673	(642,419)	(741,106)	(396,256)	(72,680)	(621,690)	(1,794,166)	4,576,793	26,380,944
Mid Cap Growth Portfolio	9,848,253	1,558,003	327,576	62,100	(392,995)	(427,939)	(39,964)	(92,501)	(108,642)	(672,365)	885,638	10,733,891
Capital Appreciation Portfolio	29,784,452	9,190,464	586,444	290,802	(743,818)	(1,126,653)	(175,059)	(267,667)	(968,320)	(2,404,271)	6,786,193	36,570,645
Small Cap Growth Portfolio	5,889,389	306,794	142,233	40,914	(187,452)	(221,866)	(8,223)	(28,455)	(40,883)	(303,732)	3,062	5,892,451
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,707,233	254,562	80,549	25,280	(87,457)	(23,989)	(3,623)	(18,259)	(59,963)	(87,462)	167,100	1,874,333
Health Care Fund	1,896,391	287,134	137,674	25,840	(119,960)	(13,594)	(45,985)	(17,257)	13,386	(19,896)	267,238	2,163,629
International Equity Fund	6,365,083	1,028,183	279,124	98,262	(258,001)	(102,151)	(23,199)	(89,599)	(129,043)	(224,607)	803,576	7,168,659
VanEck Worldwide Insurance Trust
Global Resources Fund	9,539,799	3,426,251	806,020	127,399	(719,596)	(181,700)	(97,549)	(140,245)	(26,712)	(232,383)	3,193,868	12,733,667
PIMCO Variable Insurance Trust
Total Return Portfolio	21,896,281	1,910,337	1,044,385	223,907	(1,103,532)	(526,404)	(197,727)	(181,571)	192,861	(548,081)	1,362,256	23,258,537
Low Duration Portfolio	408,146	20,624	13,235	2,987	(18,754)	(6,883)	(23,189)	(1,507)	(7,208)	(41,319)	(20,695)	387,451
High Yield Portfolio	2,127,488	184,140	75,413	26,434	(94,805)	(13,362)	(850)	(903)	(36,016)	(44,089)	140,051	2,267,539
Real Return Portfolio	1,624,954	151,281	115,457	10,424	(123,797)	(86,845)	(565)	(29,748)	60,059	(55,015)	96,266	1,721,220
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	6,047,361	909,508	260,968	49,798	(284,009)	(164,108)	(31,424)	(39,462)	(115,300)	(323,537)	585,971	6,633,332
Large Cap Value Fund	5,666,888	593,747	255,147	55,674	(251,593)	(100,910)	(27,486)	(55,395)	(269,239)	(393,802)	199,945	5,866,833
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,558,551	292,525	94,302	6,863	(119,189)	(22,255)	(21,760)	(4,154)	143,285	77,092	369,617	2,928,168
Profunds VP
Japan	726,940	206,854	36,297	19,998	(29,531)	—	—	—	100,962	127,726	334,580	1,061,520
Energy	3,053,057	162,068	147,557	52,131	(134,610)	(88,961)	(19,812)	(28,104)	(510,710)	(582,509)	(420,441)	2,632,616
Small-Cap Value	1,333,842	66,566	54,760	9,676	(36,350)	(25,572)	(5,555)	(15,849)	11,236	(7,654)	58,912	1,392,754
Ultra Mid-Cap	3,045,366	49,244	92,387	22,657	(76,374)	(48,169)	(20,347)	(23,181)	(381,334)	(434,361)	(385,117)	2,660,249
Vanguard Variable Insurance Funds
Balanced	3,375,616	534,135	89,092	23,119	(172,342)	(18,875)	—	(107,520)	(140,545)	(327,071)	207,064	3,582,680
Total Bond Market Index	1,389,284	91,106	43,376	11,246	(48,766)	(66,702)	(3,829)	(7,768)	20,211	(52,232)	38,874	1,428,158
High Yield Bond	802,494	68,729	41,083	17,624	(27,220)	(53,355)	—	(20,604)	(56,926)	(99,398)	(30,669)	771,825
International	19,382,265	3,655,097	617,090	172,805	(606,813)	(325,452)	(138,778)	(133,123)	(629,009)	(1,043,280)	2,611,817	21,994,082
Mid-Cap Index	12,940,410	1,429,498	438,750	97,502	(398,267)	(303,688)	(98,424)	(102,258)	(458,243)	(824,628)	604,870	13,545,280
Real Estate Index	3,457,840	99,602	117,684	41,796	(111,435)	(150,190)	—	(45,404)	(66,950)	(214,499)	(114,897)	3,342,943
Small Company Growth	9,636,242	580,310	298,895	58,524	(264,989)	(103,226)	(35,535)	(61,641)	52,852	(55,120)	525,190	10,161,432
Short Term Investment Grade	745,110	40,122	46,119	70,554	(25,946)	(40,504)	—	(1,621)	(199,225)	(150,623)	(110,501)	634,609
Total Stock Market Index	6,334,640	1,200,382	211,826	109,870	(157,352)	(104,819)	(19,186)	(43,254)	236,769	233,854	1,434,236	7,768,876
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$9,333,314	$465,096	$559,002	$373,460	$(745,988)	$(183,538)	$(53,224)	$(38,623)	$3,753,332	$3,664,421	$4,129,517	$13,462,831
High Income Portfolio	5,055,699	424,288	263,931	45,665	(324,804)	(154,477)	(49,604)	(20,258)	18,031	(221,516)	202,772	5,258,471
Equity-Income Portfolio	23,921,178	3,431,909	757,576	169,819	(1,123,008)	(652,023)	(389,403)	(100,783)	(381,879)	(1,719,701)	1,712,208	25,633,386
Growth Portfolio	73,749,376	21,411,014	1,429,353	516,767	(2,294,281)	(2,468,732)	(1,173,890)	(329,206)	(933,928)	(5,253,917)	16,157,097	89,906,473
Overseas Portfolio	11,744,062	534,973	477,697	195,313	(555,685)	(283,781)	(77,260)	(43,264)	(837,434)	(1,124,414)	(589,441)	11,154,621
Mid Cap Portfolio	25,837,441	3,862,692	720,806	160,179	(922,814)	(651,946)	(195,052)	(136,830)	(2,908,136)	(3,933,793)	(71,101)	25,766,340
Freedom Income Portfolio	52,517	2,588	2,039	—	(4,585)	—	—	—	13,502	10,956	13,544	66,061
Freedom 2010 Portfolio	14,658	1,253	1,774	—	(2)	—	—	—	(17,683)	(15,911)	(14,658)	—
Freedom 2015 Portfolio	366,581	21,591	6,585	2,450	(37,205)	—	—	(46)	(93,892)	(122,108)	(100,517)	266,064
Freedom 2020 Portfolio	419,168	31,799	5,051	1,334	(7,464)	(1,235)	—	—	2,254	(60)	31,739	450,907
Freedom 2025 Portfolio	290,922	22,966	10,605	87,632	(13,405)	—	—	(19,167)	150,895	216,560	239,526	530,448
Freedom 2030 Portfolio	858,640	77,920	28,583	100,427	(45,193)	(51,515)	(8,575)	(19,175)	(36,121)	(31,569)	46,351	904,991
Fidelity Variable Insurance Products
Fund II
Asset Manager 50 % Portfolio	3,961,706	301,110	202,664	45,517	(290,552)	(109,722)	(71,802)	(21,461)	(63,153)	(308,509)	(7,399)	3,954,307
Investment Grade Bond Portfolio	8,797,166	97,489	504,238	55,214	(585,048)	(138,166)	(43,908)	(54,413)	(1,552,954)	(1,815,037)	(1,717,548)	7,079,618
Index 500 Portfolio	88,957,051	21,123,212	2,520,374	703,585	(3,030,124)	(1,856,040)	(520,609)	(416,649)	(2,500,969)	(5,100,432)	16,022,780	104,979,831
Contrafund Portfolio	78,154,461	24,706,542	1,755,982	612,026	(2,442,928)	(2,125,465)	(458,161)	(403,016)	(3,871,070)	(6,932,632)	17,773,910	95,928,371
Asset Manager 70% Portfolio	3,138,089	310,915	145,716	39,892	(226,928)	(43,419)	(14,677)	(19,202)	(67,076)	(185,694)	125,221	3,263,310
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	7,443,765	1,107,930	301,739	75,641	(347,898)	(134,958)	(53,819)	(48,295)	(238,876)	(446,466)	661,464	8,105,229
Growth & Income Portfolio	12,957,056	2,749,176	428,660	81,574	(597,981)	(433,354)	(53,391)	(65,885)	(344,133)	(984,510)	1,764,666	14,721,722
Growth Opportunities Portfolio	23,654,801	8,765,155	521,692	341,343	(626,740)	(724,961)	(42,242)	(188,383)	(829,949)	(1,549,240)	7,215,915	30,870,716
Lincoln VIP American Century Funds
Balanced Fund	2,615,555	296,960	101,087	25,314	(136,392)	(86,515)	(29,648)	(9,365)	(124,775)	(260,294)	36,666	2,652,221
Capital Appreciation Fund	9,666,430	2,497,002	298,352	112,901	(398,118)	(315,706)	(60,253)	(78,519)	(417,273)	(858,616)	1,638,386	11,304,816
International Fund	12,082,621	344,441	598,176	256,847	(672,013)	(333,369)	(57,261)	(87,178)	(170,339)	(465,137)	(120,696)	11,961,925
Value Fund	28,128,569	2,629,043	965,867	257,491	(1,083,469)	(919,775)	(95,757)	(173,341)	(324,451)	(1,373,435)	1,255,608	29,384,177
Disciplined Core Value Fund	2,831,481	349,284	95,142	14,609	(112,138)	(82,225)	(4,363)	(22,042)	(128,770)	(239,787)	109,497	2,940,978
MFS Variable Insurance Trust
Growth Series	25,819,002	7,853,132	632,467	228,855	(761,357)	(687,068)	(113,205)	(123,847)	(1,518,781)	(2,342,936)	5,510,196	31,329,198
Investors Trust Series	1,927,727	355,275	66,658	9,364	(85,757)	(97,381)	(40,448)	(4,845)	(49,089)	(201,498)	153,777	2,081,504
New Discovery Series	9,421,908	592,788	292,156	92,961	(372,849)	(252,864)	(47,378)	(88,481)	(216,609)	(593,064)	(276)	9,421,632
Research Series	6,078,831	1,100,725	151,715	29,361	(224,873)	(159,340)	(83,410)	(39,375)	5,396	(320,526)	780,199	6,859,030
Total Return Series	490,220	38,665	31,797	1,305	(27,234)	—	—	—	(9,208)	(3,340)	35,325	525,545
Utilities Series	4,768,236	534,536	210,430	43,595	(199,669)	(148,981)	(49,822)	(9,472)	(77,622)	(231,541)	302,995	5,071,231
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	12,217,871	2,143,252	413,784	66,046	(517,304)	(195,872)	(81,266)	(45,020)	(1,604,134)	(1,963,766)	179,486	12,397,357
Mid-Cap Stock Portfolio	13,829,335	2,024,297	664,090	125,884	(674,885)	(340,222)	(32,012)	(93,407)	(295,887)	(646,439)	1,377,858	15,207,193
Dividend Growth Portfolio	4,023,398	349,887	62,256	32,644	(59,104)	—	—	(213)	(2,877,781)	(2,842,198)	(2,492,311)	1,531,087
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Alger Fund
Large Cap Growth Portfolio	16,850,393	6,988,842	542,115	176,619	(615,091)	(406,765)	(44,173)	(70,040)	(1,617,749)	(2,035,084)	4,953,758	21,804,151
Mid Cap Growth Portfolio	8,607,664	1,558,514	362,416	96,785	(406,968)	(187,029)	(39,229)	(65,241)	(78,659)	(317,925)	1,240,589	9,848,253
Capital Appreciation Portfolio	21,100,141	9,923,182	613,052	152,724	(738,384)	(440,752)	(101,887)	(155,119)	(568,505)	(1,238,871)	8,684,311	29,784,452
Small Cap Growth Portfolio	7,201,873	396,458	152,088	49,924	(213,952)	(83,367)	(4,501)	(23,592)	(1,585,542)	(1,708,942)	(1,312,484)	5,889,389
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,670,422	203,274	69,797	28,524	(84,729)	(19,350)	(30,577)	(5,225)	(124,903)	(166,463)	36,811	1,707,233
Health Care Fund	1,905,143	82,697	139,023	31,975	(117,128)	(72,295)	(425)	(14,221)	(58,378)	(91,449)	(8,752)	1,896,391
International Equity Fund	6,340,156	31,634	301,885	97,989	(260,631)	(163,958)	(18,707)	(40,941)	77,656	(6,707)	24,927	6,365,083
VanEck Worldwide Insurance Trust
Global Resources Fund	9,823,663	(278,292)	844,601	138,244	(767,465)	(311,045)	(61,357)	(40,413)	191,863	(5,572)	(283,864)	9,539,799
PIMCO Variable Insurance Trust
Total Return Portfolio	20,927,351	525,403	1,043,309	235,053	(1,088,195)	(682,907)	(149,193)	(156,153)	1,241,613	443,527	968,930	21,896,281
Low Duration Portfolio	1,382,156	15,291	12,679	2,951	(19,625)	(1,301)	—	(3,005)	(981,000)	(989,301)	(974,010)	408,146
High Yield Portfolio	2,057,599	138,178	78,494	10,507	(99,272)	(17,557)	(10,261)	(2,138)	(28,062)	(68,289)	69,889	2,127,488
Real Return Portfolio	3,313,390	24,121	104,649	8,190	(121,489)	(30,347)	—	(10,961)	(1,662,599)	(1,712,557)	(1,688,436)	1,624,954
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	5,332,678	983,524	245,335	68,158	(276,564)	(125,083)	(12,765)	(32,691)	(135,231)	(268,841)	714,683	6,047,361
Large Cap Value Fund	4,954,412	895,207	248,125	83,472	(267,553)	(113,312)	(23,058)	(21,704)	(88,701)	(182,731)	712,476	5,666,888
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,370,582	236,444	95,415	45,135	(120,323)	(15,071)	(12,039)	(4,463)	(37,129)	(48,475)	187,969	2,558,551
Profunds VP
Japan	569,568	124,057	33,340	5,266	(28,236)	—	—	(7,144)	30,089	33,315	157,372	726,940
Energy	3,196,672	128,690	158,866	54,783	(139,783)	(57,799)	(34,027)	(13,034)	(241,311)	(272,305)	(143,615)	3,053,057
Small-Cap Value	1,315,504	71,205	59,567	16,471	(40,194)	(17,732)	(280)	(4,204)	(66,495)	(52,867)	18,338	1,333,842
Ultra Mid-Cap	2,576,012	462,615	102,473	16,487	(76,705)	(60,843)	(71,279)	(26,485)	123,091	6,739	469,354	3,045,366
Vanguard Variable Insurance Funds
Balanced	3,305,780	463,869	83,758	21,789	(162,129)	(5,014)	(23,765)	(2,663)	(306,009)	(394,033)	69,836	3,375,616
Total Bond Market Index	950,460	18,851	48,364	7,731	(49,949)	(10,440)	(5,258)	—	429,525	419,973	438,824	1,389,284
High Yield Bond	760,509	47,262	44,576	10,094	(38,147)	(7,442)	—	(5,623)	(8,735)	(5,277)	41,985	802,494
International	18,177,725	1,674,126	622,634	201,378	(601,448)	(582,078)	(125,755)	(98,452)	114,135	(469,586)	1,204,540	19,382,265
Mid-Cap Index	11,870,143	1,635,128	427,489	127,218	(390,796)	(329,511)	(36,156)	(65,381)	(297,724)	(564,861)	1,070,267	12,940,410
Real Estate Index	3,307,346	157,498	98,708	40,506	(113,736)	(81,852)	(26,768)	(4,756)	80,894	(7,004)	150,494	3,457,840
Small Company Growth	9,032,118	991,821	306,289	75,464	(274,786)	(202,403)	(46,021)	(36,668)	(209,572)	(387,697)	604,124	9,636,242
Short Term Investment Grade	529,694	26,915	19,013	187,636	(24,717)	(5,295)	(1,044)	(469)	13,377	188,501	215,416	745,110
Total Stock Market Index	5,518,679	1,225,212	208,743	104,813	(146,976)	(93,329)	(44,034)	(21,798)	(416,670)	(409,251)	815,961	6,334,640

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account A (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund fifteen variable universal life insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products. There are no new variable life insurance products being sold.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I (“VIPF”), Fidelity Variable Insurance Products Fund II (“VIPF II”), Fidelity Variable Insurance Products Fund III (“VIPF III”), Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Invesco Variable Insurance Funds (“INV”), VanEck Worldwide Insurance Trust (“VanEck”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), ProFunds VP (“PF”) and Vanguard Variable Insurance Funds (“Vanguard“), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All portfolios have been in existence for more than two years.
Effective May 1, 2021 the VanEck Global Hard Assets Fund was renamed the VanEck Global Resources Fund.
Effective April 29, 2022 the INV International Growth Fund was renamed the INV International Equity Fund.

Effective March 17, 2023 the PF Oil & Gas Fund was renamed the PF Energy Fund.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the LVIP ACVP.

Effective May 1, 2025, the VIPF II Asset Manager Portfolio was renamed the VIPF II Asset Manager 50% Portfolio and the VIPF II Asset Manager Growth Portfolio was renamed the VIPF II Asset Manager 70% Portfolio.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2025, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$858,369,194	$—	$—	$858,369,194
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2025.
The contracts do not provide for a variable payout option; therefore, all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Segment Reporting
The Company has designated the Director of Product Operations as the chief operating decision maker ("CODM") for the subaccounts. The CODM has determined that each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. We report our subaccount results consistent with the manner in which the CODM reviews the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while also monitoring the net assets of each of the subaccounts within the Separate Account. Investment performance of the subaccounts may vary based on the

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

underlying fund's investment objectives specified in the fund prospectus. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each subaccount's operating segment significant expenses.

Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2026, which is the date the financial statements were available to be issued. There are no additional subsequent transactions that require disclosure in the financial statements.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee (admin charge) is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk (M&E) charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
•A cost of insurance rate is applied based on a number of factors including sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.
•A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.
The rates of each applicable charge depending on the product are summarized below:

Product	M&E Charge	Admin Charge
Advanced Variable Universal Life*	0.90%	$7 per month
Advisor Variable Universal Life*	1.40%	$10 per month
Foundation Variable Universal Life*^	0.90%	$7 per month
Premier Variable Universal Life 1.1*	0.90%	$7 per month
Premier Variable Universal Life 3 *#	0.80%	$10 per month
Survivorship Variable Universal Life*	0.50%	$10 per month
Variable Executive Universal Life 2*	0.90%	$6 per month
Variable Executive Universal Life*	0.90%	$5 per month
Variable Universal Life*	0.90%	$5 per month
Variable Universal Life 2*	0.90%	$5 per month
Variable Universal Life 3*	0.90%	$7 per month
Variable Universal Life 4*	0.90%	$7 per month
Variable Universal Life -- Cash Value*	0.60%	$12 per month
Variable Universal Life -- Cash Value 2 *&	0.60%	$12 per month
Variable Universal Life -- Death Benefit*	0.90%	$8 per month

*New contracts are no longer being issued for this product
^M&E charge drops to 0.10% upon reaching the 10th anniversary
#M&E charge drops to 0.00% upon reaching the 10th anniversary
&M&E charge drops to 0.05% upon reaching the 10th anniversary

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2025 and 2024, were as follows:

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$2,393,340	$7,100,908	$8,495,226	$4,365,709
High Income Portfolio	1,890,678	1,874,771	494,257	425,023
Equity-Income Portfolio	2,599,791	1,811,298	2,350,688	2,287,678
Growth Portfolio	13,224,947	6,838,067	20,251,788	7,109,120
Overseas Portfolio	3,838,607	2,722,844	1,572,226	2,018,090
Mid Cap Portfolio	4,305,737	1,841,801	3,904,512	4,548,517
Freedom Income Portfolio	4,956	4,841	17,319	4,154
Freedom 2010 Portfolio	66	39	1,881	17,711
Freedom 2015 Portfolio	49,465	45,037	29,026	131,418
Freedom 2020 Portfolio	45,045	9,029	33,220	8,690
Freedom 2025 Portfolio	138,685	208,179	268,886	40,122
Freedom 2030 Portfolio	112,215	157,405	183,461	194,753
Fidelity Variable Insurance Products
Fund II
Asset Manager 50% Portfolio	371,859	391,383	227,133	441,156
Investment Grade Bond Portfolio	667,687	823,399	657,270	2,240,763
Index 500 Portfolio	3,056,407	9,295,335	5,669,564	9,757,780
Contrafund Portfolio	18,213,073	6,544,402	14,096,240	10,423,602
Asset Manager 70% Portfolio	251,156	305,320	150,948	259,522
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	890,523	701,396	888,025	967,099
Growth & Income Portfolio	3,821,232	3,013,647	1,380,016	1,266,343
Growth Opportunities Portfolio	5,371,522	6,445,040	759,337	2,418,753
Lincoln VIP American Century Funds
Balanced Fund	114,554	203,294	133,904	346,326
Capital Appreciation Fund	4,710,403	3,922,447	2,432,887	2,675,076
International Fund	1,931,978	2,408,629	3,768,650	4,062,980
Value Fund	5,578,231	1,984,933	5,418,973	4,340,967
Disciplined Core Value Fund	117,263	221,975	122,705	334,692
MFS Variable Insurance Trust
Growth Series	6,021,992	2,509,244	3,302,819	3,457,369
Investors Trust Series	950,867	213,648	208,657	258,983
New Discovery Series	926,108	1,620,489	311,678	929,231
Research Series	1,814,517	433,906	537,680	455,874
Total Return Series	113,991	58,402	98,673	62,944
Utilities Series	527,370	567,476	665,914	647,408
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1,727,538	954,539	1,329,455	2,317,885
Mid-Cap Stock Portfolio	2,454,699	1,741,424	3,445,759	2,498,104
Dividend Growth Portfolio	307,974	87,912	2,406,633	5,159,184

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2025		2024
Portfolio	Purchases	Sales	Purchases	Sales
Alger Fund
Large Cap Growth Portfolio	7,391,180	6,380,997	2,519,386	4,587,673
Mid Cap Growth Portfolio	591,102	1,284,214	2,838,299	3,175,725
Capital Appreciation Portfolio	7,724,733	4,428,570	1,155,403	2,439,014
Small Cap Growth Portfolio	205,496	450,515	152,482	1,849,618
Invesco Variable Insurance Funds
Diversified Dividend Fund	262,717	188,145	197,578	269,348
Health Care Fund	378,727	317,860	136,273	230,594
International Equity Fund	876,915	568,227	521,181	384,121
VanEck Worldwide Insurance Trust
Global Resources Fund	1,019,934	987,941	1,306,366	1,066,090
PIMCO Variable Insurance Trust
Total Return Portfolio	5,354,268	4,982,409	2,691,632	1,408,093
Low Duration Portfolio	37,849	64,375	30,475	1,004,153
High Yield Portfolio	197,311	107,458	246,293	194,473
Real Return Portfolio	3,107,544	3,103,982	171,123	1,843,810
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,087,117	848,317	1,029,861	775,087
Large Cap Value Fund	1,894,375	1,343,813	3,378,580	2,806,208
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,015,131	1,654,840	1,177,680	1,107,168
Profunds VP
Japan	382,025	94,073	405,374	271,766
Energy	639,430	783,592	521,247	571,612
Small-Cap Value	173,779	118,316	140,738	182,459
Ultra Mid-Cap	317,632	725,976	524,733	504,375
Vanguard Variable Insurance Funds
Balanced	473,861	419,238	490,233	638,162
Total Bond Market Index	325,940	332,998	554,149	102,049
High Yield Bond	136,169	186,236	154,512	114,745
International	5,159,334	4,828,183	6,503,914	6,158,914
Mid-Cap Index	1,209,239	1,229,539	2,235,624	2,493,733
Real Estate Index	400,471	468,559	466,913	285,843
Small Company Growth	1,195,636	580,935	392,854	741,570
Short Term Investment Grade	194,121	322,233	273,057	65,761
Total Stock Market Index	1,963,514	1,291,505	1,055,792	1,002,962

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2025 and 2024 were as follows:

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	394,653	820,494	(425,841)	775,413	463,830	311,583
High Income Portfolio	99,955	111,908	(11,953)	37,099	44,965	(7,866)
Equity-Income Portfolio	50,749	69,203	(18,454)	30,383	61,126	(30,743)
Growth Portfolio	100,823	162,217	(61,394)	50,868	110,505	(59,637)
Overseas Portfolio	216,816	227,298	(10,482)	81,543	126,769	(45,226)
Mid Cap Portfolio	127,853	139,600	(11,747)	37,358	152,247	(114,889)
Freedom Income Portfolio	524	641	(117)	931	292	639
Freedom 2010 Portfolio	13	12	1	89	795	(706)
Freedom 2015 Portfolio	1,278	1,826	(548)	496	5,719	(5,223)
Freedom 2020 Portfolio	445	503	(58)	369	368	1
Freedom 2025 Portfolio	7,745	11,336	(3,591)	11,351	1,760	9,591
Freedom 2030 Portfolio	6,337	10,027	(3,690)	6,992	7,957	(965)
Fidelity Variable Insurance Products
Fund II
Asset Manager 50% Portfolio	14,013	20,599	(6,586)	23,465	29,635	(6,170)
Investment Grade Bond Portfolio	91,522	114,694	(23,172)	67,946	181,058	(113,112)
Index 500 Portfolio	172,153	293,939	(121,786)	190,573	281,404	(90,831)
Contrafund Portfolio	154,590	214,356	(59,766)	103,250	232,942	(129,692)
Asset Manager 70% Portfolio	14,692	20,707	(6,015)	8,638	15,019	(6,381)
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	57,911	65,823	(7,912)	20,420	33,398	(12,978)
Growth & Income Portfolio	96,379	111,699	(15,320)	19,275	40,446	(21,171)
Growth Opportunities Portfolio	74,323	89,447	(15,124)	19,853	41,360	(21,507)
Lincoln VIP American Century Funds
Balanced Fund	46,577	50,618	(4,041)	6,010	14,931	(8,921)
Capital Appreciation Fund	104,474	121,360	(16,886)	54,639	70,287	(15,648)
International Fund	176,954	212,329	(35,375)	250,168	273,758	(23,590)
Value Fund	208,531	191,658	16,873	160,536	192,454	(31,918)
Disciplined Core Value Fund	54,185	58,018	(3,833)	4,390	10,914	(6,524)
MFS Variable Insurance Trust
Growth Series	50,839	84,964	(34,125)	54,960	93,236	(38,276)
Investors Trust Series	39,766	43,038	(3,272)	2,054	6,634	(4,580)
New Discovery Series	77,455	93,298	(15,843)	20,824	34,337	(13,513)
Research Series	7,976	14,148	(6,172)	5,490	12,430	(6,940)
Total Return Series	2,721	2,694	27	2,617	2,688	(71)
Utilities Series	17,735	26,315	(8,580)	21,892	29,798	(7,906)

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2025			2024
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	45,036	61,630	(16,594)	20,746	91,409	(70,663)
Mid-Cap Stock Portfolio	111,285	125,434	(14,149)	92,244	109,168	(16,924)
Dividend Growth Portfolio	8,606	7,199	1,407	57,175	128,666	(71,491)
Alger Fund
Large Cap Growth Portfolio	165,908	191,936	(26,028)	99,397	137,199	(37,802)
Mid Cap Growth Portfolio	36,764	54,022	(17,258)	86,085	100,890	(14,805)
Capital Appreciation Portfolio	101,232	129,699	(28,467)	27,899	46,025	(18,126)
Small Cap Growth Portfolio	27,415	37,094	(9,679)	12,835	76,270	(63,435)
Invesco Variable Insurance Funds
Diversified Dividend Fund	30,752	34,521	(3,769)	16,723	23,155	(6,432)
Health Care Fund	18,902	19,259	(357)	17,465	19,610	(2,145)
International Equity Fund	81,902	93,069	(11,167)	56,225	57,098	(873)
VanEck Worldwide Insurance Trust
Global Resources Fund	475,819	496,693	(20,874)	242,261	236,352	5,909
PIMCO Variable Insurance Trust
Total Return Portfolio	532,492	567,500	(35,008)	407,293	374,983	32,310
Low Duration Portfolio	3,101	6,323	(3,222)	1,369	75,255	(73,886)
High Yield Portfolio	78,375	80,174	(1,799)	10,166	13,546	(3,380)
Real Return Portfolio	244,409	246,122	(1,713)	15,406	125,218	(109,812)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	60,682	68,599	(7,917)	33,441	40,731	(7,290)
Large Cap Value Fund	68,895	79,960	(11,065)	104,565	109,107	(4,542)
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	62,843	60,671	2,172	38,361	38,982	(621)
Profunds VP
Japan	9,294	6,504	2,790	11,077	9,531	1,546
Energy	48,272	100,176	(51,904)	40,989	58,482	(17,493)
Small-Cap Value	18,135	18,304	(169)	7,507	9,404	(1,897)
Ultra Mid-Cap	7,620	15,862	(8,242)	11,896	12,116	(220)
Vanguard Variable Insurance Funds
Balanced	14,451	22,952	(8,501)	8,945	20,370	(11,425)
Total Bond Market Index	45,844	49,567	(3,723)	53,901	23,025	30,876
High Yield Bond	9,586	13,666	(4,080)	6,007	6,317	(310)
International	231,056	270,604	(39,548)	300,319	318,117	(17,798)
Mid-Cap Index	51,425	68,980	(17,555)	89,568	105,683	(16,115)
Real Estate Index	35,792	43,794	(8,002)	14,791	14,943	(152)
Small Company Growth	47,062	47,896	(834)	32,071	40,819	(8,748)
Short Term Investment Grade	19,286	30,374	(11,088)	43,297	29,483	13,814
Total Stock Market Index	37,599	31,738	5,861	16,470	24,273	(7,803)

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

5.Financial Highlights
The Company's variable life insurance products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates the lowest and highest total return by portfolio currently offered by the Company. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio
2025	694,176	$10.81 to 21.18	$8,755,263	3.49%	0.00% to 1.40%	2.69% to 4.13%
2024	1,120,017	10.52 to 20.57	$13,462,831	4.24%	0.00% to 1.40%	3.64% to 5.10%
2023	808,434	10.15 to 19.79	$9,333,314	4.70%	0.00% to 1.40%	3.44% to 4.89%
2022	1,170,634	9.82 to 19.07	$12,858,238	1.64%	0.00% to 1.40%	0.03% to 1.44%
2021	766,245	9.81 to 19.01	$8,405,754	0.01%	0.00% to 1.40%	-1.38% to 0.01%

High Income Portfolio
2025	199,451	22.35 to 64.97	$5,454,836	6.45%	0.00% to 1.40%	8.83% to 10.36%
2024	211,404	20.27 to 59.52	$5,258,471	6.01%	0.00% to 1.40%	7.45% to 8.97%
2023	219,270	18.62 to 55.23	$5,055,699	5.60%	0.00% to 1.40%	8.95% to 10.48%
2022	227,300	16.87 to 50.54	$4,817,040	4.76%	0.00% to 1.40%	-12.60% to -11.37%
2021	255,851	19.06 to 57.66	$6,071,181	5.22%	0.00% to 1.40%	2.96% to 4.41%

Equity-Income Portfolio
2025	470,412	38.89 to 219.38	$29,110,381	1.81%	0.00% to 1.40%	17.37% to 19.02%
2024	488,866	32.76 to 186.36	$25,633,386	1.81%	0.00% to 1.40%	13.74% to 15.35%
2023	519,609	28.47 to 163.36	$23,921,178	1.86%	0.00% to 1.40%	9.11% to 10.65%
2022	556,214	25.79 to 149.27	$23,309,133	1.84%	0.00% to 1.40%	-6.28% to -4.96%
2021	597,491	27.21 to 158.79	$26,336,178	1.93%	0.00% to 1.40%	23.16% to 24.89%

Growth Portfolio
2025	1,010,582	69.63 to 450.34	$96,997,682	0.29%	0.00% to 1.40%	13.30% to 14.90%
2024	1,071,976	60.91 to 396.28	$89,906,473	0.00%	0.00% to 1.40%	28.57% to 30.39%
2023	1,131,613	46.95 to 307.30	$73,749,376	0.13%	0.00% to 1.40%	34.35% to 36.24%
2022	1,180,155	34.63 to 228.05	$57,200,413	0.58%	0.00% to 1.40%	-25.51% to -24.46%
2021	1,242,006	46.07 to 305.21	$80,737,029	0.00%	0.00% to 1.40%	21.50% to 23.21%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Overseas Portfolio
2025	459,908	20.26 to 75.00	$13,019,850	1.68%	0.00% to 1.40%	18.72% to 20.39%
2024	470,390	16.87 to 62.98	$11,154,621	1.66%	0.00% to 1.40%	3.58% to 5.05%
2023	515,616	16.10 to 60.62	$11,744,062	1.33%	0.00% to 1.40%	18.84% to 20.51%
2022	501,867	13.39 to 50.86	$9,659,674	0.93%	0.00% to 1.40%	-25.53% to -24.48%
2021	541,413	17.78 to 68.10	$13,779,578	0.47%	0.00% to 1.40%	18.04% to 19.70%

Mid Cap Portfolio
2025	591,681	42.05 to 90.26	$28,125,631	0.42%	0.00% to 1.40%	10.20% to 11.75%
2024	603,428	37.72 to 81.18	$25,766,340	0.53%	0.00% to 1.40%	15.85% to 17.49%
2023	718,317	32.19 to 69.44	$25,837,441	0.59%	0.00% to 1.40%	13.48% to 15.08%
2022	769,338	28.04 to 60.64	$24,067,114	0.46%	0.00% to 1.40%	-15.93% to -14.74%
2021	814,028	32.97 to 71.49	$29,945,021	0.62%	0.00% to 1.40%	23.86% to 25.60%

Freedom Income Portfolio
2025	3,684	16.61 to 20.17	$70,113	3.30%	0.00% to 1.40%	8.43% to 9.63%
2024	3,801	15.31 to 18.40	$66,061	3.77%	0.00% to 1.40%	3.30% to 4.45%
2023	3,162	14.83 to 17.61	$52,517	3.74%	0.00% to 1.40%	6.74% to 7.91%
2022	6,734	13.89 to 16.32	$102,572	2.26%	0.00% to 1.40%	-13.01% to -12.05%
2021	8,150	15.97 to 18.56	$141,056	0.97%	0.00% to 1.40%	2.22% to 3.35%

Freedom 2010 Portfolio
2025	1	24.13 to 24.13	$28	5.73%	0.00% to 1.40%	10.42% to 10.42%
2024	—	21.85 to 21.85	$0	1.30%	0.00% to 1.40%	5.27% to 5.27%
2023	706	20.76 to 20.76	$14,658	4.18%	0.00% to 1.40%	9.37% to 9.37%
2022	551	15.72 to 18.98	$10,457	1.88%	0.00% to 1.40%	-14.47% to -13.61%
2021	1,968	18.43 to 21.97	$39,245	0.33%	0.00% to 1.40%	4.73% to 5.79%

Freedom 2015 Portfolio
2025	10,655	21.91 to 26.61	$282,657	3.06%	0.00% to 1.40%	11.31% to 11.87%
2024	11,203	21.89 to 23.79	$266,064	2.94%	0.00% to 1.40%	5.99% to 6.52%
2023	16,426	20.65 to 22.33	$366,581	3.60%	0.00% to 1.40%	10.40% to 10.95%
2022	17,955	18.71 to 20.13	$361,441	2.06%	0.00% to 1.40%	-15.02% to -14.68%
2021	19,462	22.02 to 23.60	$459,090	1.24%	0.00% to 1.40%	7.16% to 7.59%

Freedom 2020 Portfolio
2025	17,872	23.29 to 29.24	$508,458	2.82%	0.00% to 1.40%	12.09% to 13.33%
2024	17,930	20.78 to 25.83	$450,907	2.97%	0.00% to 1.40%	6.53% to 7.71%
2023	17,929	19.51 to 24.00	$419,168	3.21%	0.00% to 1.40%	11.17% to 12.40%
2022	18,324	17.54 to 21.38	$381,316	2.00%	0.00% to 1.40%	-16.61% to -15.69%
2021	18,426	21.04 to 25.38	$455,455	1.08%	0.00% to 1.40%	8.27% to 9.47%

Freedom 2025 Portfolio
2025	17,557	24.40 to 32.54	$500,245	2.43%	0.00% to 1.40%	13.00% to 14.59%
2024	21,148	21.60 to 28.43	$530,448	3.00%	0.00% to 1.40%	6.95% to 8.47%
2023	11,557	21.13 to 26.23	$290,922	3.20%	0.00% to 1.40%	12.38% to 13.62%
2022	13,558	18.02 to 23.11	$287,785	1.59%	0.00% to 1.40%	-17.34% to -16.43%
2021	48,057	21.87 to 27.68	$1,263,234	1.50%	0.00% to 1.40%	9.62% to 10.83%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Freedom 2030 Portfolio
2025	28,582	27.04 to 35.63	$929,204	2.32%	0.00% to 1.40%	14.26% to 15.52%
2024	32,272	23.66 to 30.88	$904,991	2.32%	0.00% to 1.40%	8.21% to 9.41%
2023	33,237	21.87 to 28.25	$858,640	2.45%	0.00% to 1.40%	13.45% to 14.70%
2022	40,569	18.48 to 24.65	$901,599	1.50%	0.00% to 1.40%	-17.78% to -16.87%
2021	100,914	22.54 to 29.69	$2,768,106	1.44%	0.00% to 1.40%	11.14% to 12.37%

Fidelity Variable Insurance Products
Fund II
Asset Manager 50% Portfolio
2025	100,053	27.26 to 87.50	$4,225,675	2.49%	0.00% to 1.40%	13.39% to 14.98%
2024	106,639	23.77 to 76.94	$3,954,307	2.43%	0.00% to 1.40%	6.98% to 8.50%
2023	112,809	21.96 to 71.70	$3,961,706	2.32%	0.00% to 1.40%	11.38% to 12.94%
2022	119,537	19.49 to 64.18	$3,740,131	1.93%	0.00% to 1.40%	-16.12% to -14.94%
2021	130,483	22.91 to 76.29	$4,805,391	1.60%	0.00% to 1.40%	8.39% to 9.92%

Investment Grade Bond Portfolio
2025	400,709	15.46 to 38.49	$7,170,456	3.56%	0.00% to 1.40%	5.73% to 7.22%
2024	423,881	14.43 to 36.29	$7,079,618	3.11%	0.00% to 1.40%	0.37% to 1.79%
2023	536,993	14.19 to 36.05	$8,797,166	2.54%	0.00% to 1.40%	4.73% to 6.20%
2022	561,315	13.38 to 34.32	$8,689,179	2.15%	0.00% to 1.40%	-14.17% to -12.96%
2021	604,633	15.38 to 39.86	$10,813,805	2.16%	0.00% to 1.40%	-1.99% to -0.61%

Index 500 Portfolio
2025	1,635,562	62.16 to 192.49	$114,808,748	1.13%	0.00% to 1.40%	16.14% to 17.78%
2024	1,757,348	52.91 to 165.24	$104,979,831	1.31%	0.00% to 1.40%	23.15% to 24.90%
2023	1,848,179	42.47 to 133.77	$88,957,051	1.47%	0.00% to 1.40%	24.44% to 26.19%
2022	1,963,530	33.74 to 107.17	$75,447,163	1.38%	0.00% to 1.40%	-19.35% to -18.21%
2021	2,065,527	41.35 to 132.49	$97,504,480	1.26%	0.00% to 1.40%	26.79% to 28.58%

Contrafund Portfolio
2025	1,310,030	64.01 to 233.00	$110,826,946	0.14%	0.00% to 1.40%	19.79% to 21.48%
2024	1,369,796	52.83 to 193.92	$95,928,371	0.19%	0.00% to 1.40%	31.92% to 33.79%
2023	1,499,488	39.58 to 146.55	$78,154,461	0.50%	0.00% to 1.40%	31.60% to 33.45%
2022	1,582,666	29.73 to 111.03	$62,154,926	0.47%	0.00% to 1.40%	-27.34% to -26.31%
2021	1,666,184	40.45 to 152.34	$89,015,042	0.06%	0.00% to 1.40%	26.06% to 27.83%

Asset Manager 70% Portfolio
2025	94,838	31.68 to 64.68	$3,612,589	1.82%	0.00% to 1.40%	16.95% to 18.24%
2024	100,853	26.85 to 55.31	$3,263,310	1.79%	0.00% to 1.40%	9.59% to 10.81%
2023	107,234	24.24 to 50.47	$3,138,089	1.79%	0.00% to 1.40%	15.10% to 16.37%
2022	113,281	20.83 to 43.85	$2,875,257	1.72%	0.00% to 1.40%	-18.03% to -16.88%
2021	120,227	25.06 to 53.33	$3,673,486	1.44%	0.00% to 1.40%	12.38% to 13.96%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio
2025	188,533	43.70 to 65.07	$8,910,457	1.72%	0.00% to 1.40%	13.60% to 15.20%
2024	196,445	38.03 to 58.61	$8,105,229	1.84%	0.00% to 1.40%	14.30% to 15.92%
2023	209,423	32.89 to 51.02	$7,443,765	1.73%	0.00% to 1.40%	19.84% to 21.53%
2022	214,916	27.13 to 42.36	$6,334,121	1.23%	0.00% to 1.40%	-19.08% to -17.94%
2021	218,257	33.15 to 52.09	$7,888,436	0.96%	0.00% to 1.40%	16.62% to 18.26%

Growth & Income Portfolio
2025	275,965	52.03 to 91.29	$16,883,663	1.55%	0.00% to 1.40%	19.81% to 21.50%
2024	291,285	42.93 to 76.99	$14,721,722	1.49%	0.00% to 1.40%	20.51% to 22.21%
2023	312,456	35.22 to 63.57	$12,957,056	1.66%	0.00% to 1.40%	17.07% to 18.72%
2022	326,897	29.74 to 54.03	$11,475,789	1.59%	0.00% to 1.40%	-6.27% to -4.95%
2021	346,276	31.37 to 57.35	$12,918,496	2.50%	0.00% to 1.40%	24.20% to 25.95%

Growth Opportunities Portfolio
2025	351,188	95.84 to 134.08	$36,020,779	0.00%	0.00% to 1.40%	20.25% to 21.95%
2024	366,312	78.98 to 110.06	$30,870,716	0.00%	0.00% to 1.40%	36.95% to 38.89%
2023	387,819	57.16 to 79.32	$23,654,801	0.00%	0.00% to 1.40%	43.63% to 45.65%
2022	405,099	39.44 to 54.52	$16,978,467	0.00%	0.00% to 1.40%	-39.01% to -38.15%
2021	432,673	64.08 to 88.23	$29,510,303	0.00%	0.00% to 1.40%	10.39% to 11.94%

Lincoln VIP American Century Funds
Balanced Fund
2025	82,507	31.59 to 47.26	$2,760,472	1.84%	0.00% to 1.40%	8.09% to 9.51%
2024	86,548	28.89 to 44.94	$2,652,221	2.06%	0.00% to 1.40%	10.50% to 11.95%
2023	95,469	25.84 to 40.47	$2,615,555	1.92%	0.00% to 1.40%	14.79% to 16.29%
2022	97,416	22.25 to 35.08	$2,311,826	1.15%	0.00% to 1.40%	-18.41% to -17.35%
2021	101,520	26.97 to 42.78	$2,927,492	0.73%	0.00% to 1.40%	14.16% to 15.65%

Capital Appreciation Fund
2025	214,634	44.03 to 100.77	$11,179,562	0.00%	0.00% to 1.40%	5.23% to 6.72%
2024	231,520	41.36 to 95.47	$11,304,816	0.00%	0.00% to 1.40%	23.23% to 24.98%
2023	247,168	33.18 to 77.24	$9,666,430	0.00%	0.00% to 1.40%	19.02% to 20.69%
2022	263,928	27.56 to 64.70	$8,598,132	0.00%	0.00% to 1.40%	-29.11% to -28.11%
2021	281,123	38.43 to 91.00	$12,723,159	0.00%	0.00% to 1.40%	9.61% to 11.16%

International Fund
2025	583,379	18.26 to 33.99	$13,115,425	1.23%	0.00% to 1.40%	14.37% to 15.98%
2024	618,754	15.78 to 29.72	$11,961,925	1.67%	0.00% to 1.40%	1.17% to 2.61%
2023	642,344	15.42 to 29.23	$12,082,621	1.42%	0.00% to 1.40%	11.01% to 12.57%
2022	685,132	13.73 to 26.22	$11,500,573	1.28%	0.00% to 1.40%	-25.80% to -24.75%
2021	669,730	18.30 to 35.24	$15,030,782	0.16%	0.00% to 1.40%	7.24% to 8.75%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Value Fund
2025	739,462	41.10 to 83.11	$34,680,803	1.57%	0.00% to 1.40%	14.41% to 16.02%
2024	722,589	35.52 to 73.21	$29,384,177	2.98%	0.00% to 1.40%	7.95% to 9.48%
2023	754,507	32.52 to 67.48	$28,128,569	2.31%	0.00% to 1.40%	7.59% to 9.10%
2022	802,379	29.88 to 62.41	$27,519,186	2.08%	0.00% to 1.40%	-0.85% to 0.54%
2021	916,265	29.80 to 62.64	$31,213,232	1.84%	0.00% to 1.40%	22.78% to 24.51%

Disciplined Core Value Fund
2025	75,784	38.56 to 49.97	$3,199,499	1.65%	0.00% to 1.40%	13.60% to 14.74%
2024	79,617	33.66 to 46.45	$2,940,978	1.34%	0.00% to 1.40%	11.51% to 12.98%
2023	86,141	29.83 to 41.45	$2,831,481	1.49%	0.00% to 1.40%	7.15% to 8.54%
2022	87,902	27.53 to 38.49	$2,668,312	1.72%	0.00% to 1.40%	-13.95% to -12.82%
2021	89,726	31.62 to 44.51	$3,142,744	1.11%	0.00% to 1.40%	21.93% to 23.53%

MFS Variable Insurance Trust
Growth Series
2025	480,783	51.88 to 103.11	$32,786,010	0.00%	0.00% to 1.40%	10.64% to 12.19%
2024	514,908	46.47 to 92.73	$31,329,198	0.00%	0.00% to 1.40%	29.63% to 31.47%
2023	553,184	35.52 to 71.18	$25,819,002	0.00%	0.00% to 1.40%	33.98% to 48.64%
2022	591,005	26.28 to 52.86	$20,426,688	0.00%	0.00% to 1.40%	-37.64% to -31.63%
2021	617,743	38.63 to 78.02	$31,496,968	0.00%	0.00% to 1.40%	21.82% to 23.53%

Investors Trust Series
2025	41,074	49.97 to 61.23	$2,178,236	1.60%	0.00% to 1.40%	12.33% to 13.46%
2024	44,346	44.11 to 54.40	$2,081,504	0.71%	0.00% to 1.40%	18.21% to 19.40%
2023	48,926	37.00 to 45.93	$1,927,727	0.71%	0.00% to 1.40%	17.68% to 18.86%
2022	52,421	31.18 to 38.95	$1,741,017	0.64%	0.00% to 1.40%	-17.40% to -16.57%
2021	56,150	37.42 to 47.06	$2,244,893	0.67%	0.00% to 1.40%	25.43% to 26.69%

New Discovery Series
2025	208,760	40.27 to 102.13	$9,876,639	0.00%	0.00% to 1.40%	11.39% to 12.96%
2024	224,603	35.69 to 91.23	$9,421,632	0.00%	0.00% to 1.40%	5.23% to 6.72%
2023	238,116	33.47 to 86.26	$9,421,908	0.00%	0.00% to 1.40%	12.83% to 14.41%
2022	245,925	29.29 to 76.07	$8,536,497	0.00%	0.00% to 1.40%	-30.73% to -29.76%
2021	249,954	41.73 to 109.28	$12,455,302	0.00%	0.00% to 1.40%	0.38% to 1.80%

Research Series
2025	132,776	53.63 to 70.83	$7,375,531	0.94%	0.00% to 1.40%	11.62% to 12.85%
2024	138,948	47.65 to 63.33	$6,859,030	0.61%	0.00% to 1.40%	17.21% to 18.87%
2023	145,888	40.18 to 53.76	$6,078,831	0.51%	0.00% to 1.40%	20.72% to 22.42%
2022	150,681	32.91 to 44.31	$5,171,367	0.44%	0.00% to 1.40%	-18.36% to -17.21%
2021	167,102	39.85 to 54.01	$6,991,105	0.55%	0.00% to 1.40%	23.07% to 24.80%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Total Return Series
2025	19,299	24.40 to 31.31	$584,138	2.68%	0.00% to 1.40%	9.95% to 11.16%
2024	19,272	22.19 to 28.16	$525,545	2.68%	0.00% to 1.40%	6.57% to 7.75%
2023	19,343	20.83 to 26.16	$490,220	2.03%	0.00% to 1.40%	9.24% to 10.44%
2022	20,693	19.06 to 23.71	$471,195	1.38%	0.00% to 1.40%	-10.57% to -9.58%
2021	28,800	21.32 to 26.25	$734,197	1.89%	0.00% to 1.40%	12.87% to 14.12%

Utilities Series
2025	161,390	26.94 to 38.11	$5,528,518	2.82%	0.00% to 1.40%	13.41% to 15.01%
2024	169,970	23.75 to 33.17	$5,071,231	2.34%	0.00% to 1.40%	10.10% to 11.66%
2023	177,876	21.57 to 29.73	$4,768,236	3.41%	0.00% to 1.40%	-3.47% to -2.11%
2022	191,193	22.35 to 30.40	$5,256,522	2.42%	0.00% to 1.40%	-0.64% to 0.76%
2021	185,232	22.49 to 30.21	$5,079,616	1.67%	0.00% to 1.40%	12.51% to 14.09%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2025	324,705	36.24 to 65.48	$13,785,277	0.57%	0.00% to 1.40%	15.66% to 17.29%
2024	341,299	30.97 to 56.34	$12,397,357	0.84%	0.00% to 1.40%	18.92% to 20.60%
2023	411,962	25.75 to 47.14	$12,217,871	0.92%	0.00% to 1.40%	11.62% to 13.19%
2022	444,459	22.80 to 42.02	$11,704,244	1.25%	0.00% to 1.40%	-10.70% to -9.44%
2021	466,011	25.24 to 46.82	$13,593,783	1.08%	0.00% to 1.40%	27.23% to 29.02%

Mid-Cap Stock Portfolio
2025	429,414	30.42 to 78.67	$15,693,356	0.32%	0.00% to 1.40%	5.56% to 7.05%
2024	443,563	28.48 to 73.86	$15,207,193	0.48%	0.00% to 1.40%	13.29% to 14.90%
2023	460,487	24.85 to 64.60	$13,829,335	0.46%	0.00% to 1.40%	13.82% to 15.42%
2022	481,164	21.59 to 56.25	$12,583,361	0.77%	0.00% to 1.40%	-12.45% to -11.21%
2021	514,369	24.37 to 63.67	$15,174,124	0.60%	0.00% to 1.40%	26.91% to 28.70%

Dividend Growth Portfolio
2025	34,322	41.17 to 57.79	$1,853,744	0.61%	0.00% to 1.40%	14.37% to 15.98%
2024	32,915	35.99 to 49.83	$1,531,087	0.30%	0.00% to 1.40%	20.43% to 22.14%
2023	104,406	29.89 to 40.80	$4,023,398	0.40%	0.00% to 1.40%	14.72% to 16.33%
2022	33,141	26.05 to 35.07	$1,091,250	0.55%	0.00% to 1.40%	-14.75% to -13.55%
2021	86,864	30.56 to 40.57	$3,326,462	1.00%	0.00% to 1.40%	23.87% to 25.62%

Alger Fund
Large Cap Growth Portfolio
2025	342,174	54.57 to 82.06	$26,380,944	0.00%	0.00% to 1.40%	28.46% to 30.27%
2024	368,202	42.27 to 63.05	$21,804,151	0.00%	0.00% to 1.40%	40.89% to 42.89%
2023	406,004	29.85 to 44.17	$16,850,393	0.00%	0.00% to 1.40%	30.83% to 32.67%
2022	416,259	22.70 to 33.53	$13,038,441	0.00%	0.00% to 1.40%	-39.51% to -38.65%
2021	412,677	37.34 to 55.43	$21,038,305	0.00%	0.00% to 1.40%	10.29% to 11.84%

Mid Cap Growth Portfolio
2025	244,652	34.54 to 50.00	$10,733,891	0.00%	0.00% to 1.40%	15.14% to 16.76%
2024	261,910	29.65 to 42.86	$9,848,253	0.00%	0.00% to 1.40%	19.38% to 21.07%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	276,715	24.55 to 35.44	$8,607,664	0.00%	0.00% to 1.40%	21.47% to 23.17%
2022	293,949	19.98 to 28.80	$7,411,372	0.00%	0.00% to 1.40%	-36.96% to -36.07%
2021	334,421	31.34 to 45.42	$13,052,006	0.00%	0.00% to 1.40%	2.75% to 4.20%

Capital Appreciation Portfolio
2025	354,559	85.70 to 141.42	$36,570,645	0.00%	0.00% to 1.40%	31.02% to 32.87%
2024	383,026	65.08 to 107.94	$29,784,452	0.00%	0.00% to 1.40%	46.06% to 48.13%
2023	401,152	44.33 to 73.90	$21,100,141	0.00%	0.00% to 1.40%	41.15% to 43.13%
2022	423,971	31.25 to 52.35	$15,597,775	0.00%	0.00% to 1.40%	-37.40% to -36.52%
2021	447,793	49.68 to 83.64	$25,903,632	0.00%	0.00% to 1.40%	17.47% to 19.13%

SmallCap Growth Portfolio
2025	172,072	29.07 to 43.81	$5,892,451	0.00%	0.00% to 1.40%	4.44% to 5.81%
2024	181,751	27.70 to 41.95	$5,889,389	0.34%	0.00% to 1.40%	6.62% to 8.02%
2023	245,186	25.85 to 39.34	$7,201,873	0.00%	0.00% to 1.40%	14.88% to 16.37%
2022	262,472	22.39 to 34.25	$6,618,550	0.00%	0.00% to 1.40%	-38.88% to -38.08%
2021	270,953	36.44 to 56.03	$11,029,957	0.00%	0.00% to 1.40%	-7.37% to -6.15%

Invesco Variable Insurance Funds
Diversified Dividend Fund
2025	57,880	18.55 to 40.04	$1,874,333	1.59%	0.00% to 1.40%	14.13% to 15.74%
2024	61,649	16.26 to 34.63	$1,707,233	1.85%	0.00% to 1.40%	11.63% to 13.22%
2023	68,081	14.56 to 30.61	$1,670,422	1.90%	0.00% to 1.40%	7.53% to 9.04%
2022	82,513	13.54 to 28.10	$1,848,401	1.91%	0.00% to 1.40%	-3.04% to -1.68%
2021	80,285	13.97 to 28.61	$1,808,409	2.10%	0.00% to 1.40%	17.24% to 18.89%

Health Care Fund
2025	54,422	27.26 to 50.44	$2,163,629	0.00%	0.00% to 1.40%	13.72% to 15.33%
2024	54,779	23.70 to 43.96	$1,896,391	0.00%	0.00% to 1.40%	2.71% to 4.17%
2023	56,924	22.81 to 42.41	$1,905,143	0.00%	0.00% to 1.40%	1.59% to 3.02%
2022	61,106	22.19 to 41.38	$2,008,499	0.00%	0.00% to 1.40%	-14.52% to -13.32%
2021	63,146	25.67 to 47.97	$2,399,571	0.20%	0.00% to 1.40%	10.74% to 12.30%

International Equity Fund
2025	314,585	16.35 to 24.74	$7,168,659	1.47%	0.00% to 1.40%	14.88% to 16.50%
2024	325,752	14.24 to 21.26	$6,365,083	1.83%	0.00% to 1.40%	-0.79% to 0.62%
2023	326,625	14.35 to 21.15	$6,340,156	0.20%	0.00% to 1.40%	16.51% to 18.15%
2022	354,858	12.32 to 17.92	$5,842,085	1.60%	0.00% to 1.40%	-19.44% to -18.31%
2021	357,618	15.29 to 21.96	$7,215,931	1.30%	0.00% to 1.40%	4.42% to 5.89%

VanEck Worldwide Insurance Trust
Global Resources Fund
2025	1,025,786	10.38 to 47.34	$12,733,667	2.48%	0.00% to 1.40%	34.59% to 36.48%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2024	1,046,660	7.61 to 34.86	$9,539,799	2.65%	0.00% to 1.40%	-4.19% to -2.83%
2023	1,040,751	7.83 to 36.05	$9,823,663	2.72%	0.00% to 1.40%	-4.92% to -3.58%
2022	1,069,935	8.12 to 37.58	$10,540,772	1.74%	0.00% to 1.40%	6.89% to 8.39%
2021	1,168,478	7.49 to 34.84	$10,635,402	0.45%	0.00% to 1.40%	17.27% to 18.92%

PIMCO Variable Insurance Trust
Total Return Portfolio
2025	1,404,593	15.12 to 21.02	$23,258,537	4.20%	0.00% to 1.40%	7.38% to 8.89%
2024	1,439,601	13.90 to 19.40	$21,896,281	4.05%	0.00% to 1.40%	1.10% to 2.53%
2023	1,407,291	13.57 to 19.01	$20,927,351	3.46%	0.00% to 1.40%	4.46% to 5.93%
2022	1,493,642	12.82 to 18.04	$20,990,791	2.53%	0.00% to 1.40%	-15.49% to -14.30%
2021	1,513,757	14.98 to 21.15	$24,886,779	1.81%	0.00% to 1.40%	-2.64% to -1.27%

Low Duration Portfolio
2025	28,176	12.99 to 15.83	$387,451	3.99%	0.00% to 1.40%	4.06% to 5.42%
2024	31,398	12.39 to 15.08	$408,146	1.88%	0.00% to 1.40%	3.04% to 4.39%
2023	105,284	11.87 to 14.50	$1,382,156	3.57%	0.00% to 1.40%	3.52% to 4.87%
2022	106,603	11.32 to 13.88	$1,335,215	1.62%	0.00% to 1.40%	-7.05% to -5.83%
2021	116,125	12.02 to 14.80	$1,546,433	0.52%	0.00% to 1.40%	-2.31% to -1.03%

High Yield Portfolio
2025	93,212	23.00 to 33.86	$2,267,539	6.23%	0.00% to 1.40%	7.44% to 8.96%
2024	95,011	21.13 to 31.23	$2,127,488	5.88%	0.00% to 1.40%	5.39% to 6.89%
2023	98,391	19.79 to 29.37	$2,057,599	5.57%	0.00% to 1.40%	10.66% to 12.22%
2022	102,947	17.65 to 26.30	$1,923,399	4.59%	0.00% to 1.40%	-11.53% to -10.28%
2021	123,067	19.70 to 29.46	$2,555,114	3.90%	0.00% to 1.40%	2.19% to 3.63%

Real Return Portfolio
2025	105,048	15.52 to 21.12	$1,721,220	3.67%	0.00% to 1.40%	6.35% to 7.85%
2024	106,761	14.41 to 19.68	$1,624,954	1.72%	0.00% to 1.40%	0.70% to 2.13%
2023	216,573	14.12 to 19.37	$3,313,390	3.01%	0.00% to 1.40%	2.23% to 3.67%
2022	224,040	13.64 to 18.78	$3,311,453	6.78%	0.00% to 1.40%	-13.13% to -11.90%
2021	241,840	15.49 to 21.42	$4,051,736	4.86%	0.00% to 1.40%	4.12% to 5.59%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2025	140,018	31.41 to 52.00	$6,633,332	0.73%	0.00% to 1.40%	14.53% to 16.14%
2024	147,935	27.43 to 44.77	$6,047,361	1.01%	0.00% to 1.40%	17.39% to 19.05%
2023	155,225	23.37 to 37.61	$5,332,678	1.00%	0.00% to 1.40%	17.62% to 19.28%
2022	160,651	19.87 to 31.53	$4,627,819	0.29%	0.00% to 1.40%	-20.50% to -19.38%
2021	168,101	24.99 to 39.11	$6,006,725	0.49%	0.00% to 1.40%	22.07% to 23.79%

Large Cap Value Fund
2025	159,490	24.68 to 40.54	$5,866,833	1.23%	0.00% to 1.40%	9.34% to 10.88%
2024	170,555	22.58 to 36.60	$5,666,888	1.49%	0.00% to 1.40%	15.46% to 17.10%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	175,097	19.55 to 31.29	$4,954,412	1.69%	0.00% to 1.40%	11.45% to 13.01%
2022	193,238	17.54 to 27.71	$4,833,989	1.26%	0.00% to 1.40%	-7.67% to -6.37%
2021	217,832	19.00 to 29.63	$5,836,214	1.20%	0.00% to 1.40%	22.41% to 24.13%

Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio
2025	86,329	26.02 to 34.78	$2,928,168	0.43%	0.00% to 1.40%	10.01% to 11.56%
2024	84,157	23.65 to 31.21	$2,558,551	0.90%	0.00% to 1.40%	7.30% to 8.82%
2023	84,778	22.04 to 28.71	$2,370,582	1.01%	0.00% to 1.40%	9.46% to 11.00%
2022	93,392	20.14 to 25.89	$2,356,155	0.56%	0.00% to 1.40%	-11.01% to -9.75%
2021	107,865	22.63 to 28.71	$3,010,405	0.67%	0.00% to 1.40%	30.95% to 32.80%

Profunds VP
Japan
2025	36,107	19.98 to 42.25	$1,061,520	3.83%	0.00% to 1.40%	29.26% to 30.69%
2024	33,317	15.46 to 32.36	$726,940	2.57%	0.00% to 1.40%	20.87% to 22.22%
2023	31,771	12.79 to 26.50	$569,568	0.00%	0.00% to 1.40%	33.04% to 34.51%
2022	9,813	9.93 to 19.72	$141,913	0.00%	0.00% to 1.40%	-10.73% to -9.92%
2021	8,636	11.12 to 21.92	$139,218	0.00%	0.00% to 1.40%	2.96% to 3.89%

Energy
2025	198,292	10.89 to 17.35	$2,632,616	2.36%	0.00% to 1.40%	4.39% to 5.86%
2024	250,196	10.29 to 16.41	$3,053,057	2.27%	0.00% to 1.40%	2.32% to 3.77%
2023	267,689	9.92 to 15.83	$3,196,672	2.12%	0.00% to 1.40%	-3.85% to -2.49%
2022	311,477	10.17 to 16.25	$3,919,011	1.36%	0.00% to 1.40%	57.22% to 59.43%
2021	229,178	6.38 to 10.20	$1,835,074	1.93%	0.00% to 1.40%	49.82% to 51.93%

Small-Cap Value
2025	43,735	21.32 to 32.94	$1,392,754	0.34%	0.00% to 1.40%	3.54% to 5.00%
2024	43,904	20.59 to 31.38	$1,333,842	0.35%	0.00% to 1.40%	4.39% to 5.87%
2023	45,801	19.73 to 29.63	$1,315,504	0.02%	0.00% to 1.40%	11.37% to 12.94%
2022	49,974	17.71 to 26.24	$1,264,127	0.00%	0.00% to 1.40%	-13.63% to -12.41%
2021	52,812	20.51 to 29.96	$1,531,056	0.10%	0.00% to 1.40%	26.77% to 28.56%

Ultra Mid-Cap
2025	52,160	32.07 to 68.34	$2,660,249	1.07%	0.00% to 1.40%	1.76% to 3.20%
2024	60,402	31.51 to 66.29	$3,045,366	0.68%	0.00% to 1.40%	15.39% to 17.02%
2023	60,622	27.31 to 56.70	$2,576,012	0.00%	0.00% to 1.40%	20.52% to 22.21%
2022	64,813	22.66 to 46.44	$2,246,173	0.00%	0.00% to 1.40%	-33.11% to -32.17%
2021	71,036	33.88 to 68.54	$3,611,173	0.00%	0.00% to 1.40%	44.63% to 46.67%

Vanguard Variable Insurance Funds
Balanced
2025	88,181	33.10 to 42.32	$3,582,680	2.12%	0.00% to 1.40%	14.85% to 16.46%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2024	96,682	28.82 to 36.34	$3,375,616	2.40%	0.00% to 1.40%	13.20% to 14.80%
2023	108,107	25.46 to 31.65	$3,305,780	2.05%	0.00% to 1.40%	12.74% to 14.33%
2022	114,889	22.58 to 27.69	$3,080,618	1.69%	0.00% to 1.40%	-15.49% to -14.30%
2021	104,684	26.73 to 32.31	$3,284,992	1.69%	0.00% to 1.40%	17.36% to 19.02%

Total Bond Market Index
2025	94,917	12.81 to 16.38	$1,428,158	3.37%	0.00% to 1.40%	5.45% to 6.94%
2024	98,640	12.15 to 15.32	$1,389,284	2.94%	0.00% to 1.40%	-0.17% to 1.24%
2023	67,764	12.17 to 15.13	$950,460	2.37%	0.00% to 1.40%	4.11% to 5.58%
2022	67,803	11.69 to 14.33	$901,700	2.04%	0.00% to 1.40%	-14.42% to -13.21%
2021	75,136	13.66 to 16.52	$1,147,809	2.08%	0.00% to 1.40%	-3.08% to -1.72%

High Yield Bond
2025	29,571	21.16 to 27.05	$771,825	6.34%	0.00% to 1.40%	7.67% to 9.18%
2024	33,651	19.65 to 24.78	$802,494	5.84%	0.00% to 1.40%	4.96% to 6.45%
2023	33,961	18.72 to 23.28	$760,509	4.85%	0.00% to 1.40%	10.12% to 11.67%
2022	35,145	17.00 to 20.84	$704,817	4.93%	0.00% to 1.40%	-10.62% to -9.36%
2021	37,133	19.02 to 23.00	$821,462	4.06%	0.00% to 1.40%	2.24% to 3.68%

International
2025	698,216	23.12 to 36.12	$21,994,082	0.87%	0.00% to 1.40%	18.30% to 19.97%
2024	737,764	19.54 to 30.14	$19,382,265	1.22%	0.00% to 1.40%	7.49% to 9.01%
2023	755,562	18.18 to 27.68	$18,177,725	1.60%	0.00% to 1.40%	13.06% to 14.65%
2022	804,137	16.08 to 24.16	$16,897,950	1.13%	0.00% to 1.40%	-31.09% to -30.12%
2021	720,639	23.34 to 34.61	$21,669,824	0.29%	0.00% to 1.40%	-2.91% to -1.54%

Mid-Cap Index
2025	272,915	38.70 to 51.50	$13,545,280	1.24%	0.00% to 1.40%	9.99% to 11.54%
2024	290,470	35.18 to 46.22	$12,940,410	1.40%	0.00% to 1.40%	13.47% to 15.08%
2023	306,585	31.01 to 40.21	$11,870,143	1.41%	0.00% to 1.40%	14.22% to 15.83%
2022	322,378	27.15 to 34.75	$10,789,707	1.06%	0.00% to 1.40%	-19.95% to -18.82%
2021	340,443	33.91 to 42.84	$14,048,130	1.14%	0.00% to 1.40%	22.63% to 24.36%

Real Estate Index
2025	120,448	21.70 to 29.12	$3,342,943	2.71%	0.00% to 1.40%	1.68% to 3.11%
2024	128,450	21.34 to 28.27	$3,457,840	3.09%	0.00% to 1.40%	3.28% to 4.74%
2023	128,602	20.66 to 27.02	$3,307,346	2.35%	0.00% to 1.40%	10.15% to 11.70%
2022	129,463	18.76 to 24.21	$2,986,466	1.80%	0.00% to 1.40%	-27.32% to -26.30%
2021	142,731	25.81 to 32.88	$4,473,457	1.97%	0.00% to 1.40%	38.26% to 40.21%

Small Company Growth
2025	205,721	41.31 to 52.82	$10,161,432	0.45%	0.00% to 1.40%	4.63% to 6.11%
2024	206,555	39.48 to 49.78	$9,636,242	0.54%	0.00% to 1.40%	9.82% to 11.38%
2023	215,303	35.95 to 44.69	$9,032,118	0.41%	0.00% to 1.40%	17.99% to 19.65%
2022	228,033	30.47 to 37.35	$8,004,179	0.24%	0.00% to 1.40%	-26.39% to -25.35%
2021	230,633	41.39 to 50.04	$10,869,677	0.40%	0.00% to 1.40%	12.63% to 14.22%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Short Term Investment Grade
2025	41,598	13.75 to 16.70	$634,609	3.36%	0.00% to 1.40%	5.68% to 6.85%
2024	52,686	13.01 to 15.63	$745,110	3.07%	0.00% to 1.40%	3.74% to 4.89%
2023	38,872	12.55 to 14.90	$529,694	2.07%	0.00% to 1.40%	5.00% to 6.16%
2022	40,233	11.45 to 14.04	$515,480	1.53%	0.00% to 1.40%	-7.03% to -5.72%
2021	38,786	12.32 to 14.89	$528,997	2.03%	0.00% to 1.40%	-1.84% to -0.45%

Total Stock Market Index
2025	122,525	50.46 to 69.17	$7,768,876	1.13%	0.00% to 1.40%	15.31% to 16.93%
2024	116,664	43.76 to 59.21	$6,334,640	1.23%	0.00% to 1.40%	21.99% to 23.71%
2023	124,467	35.87 to 47.91	$5,518,679	1.16%	0.00% to 1.40%	24.21% to 25.95%
2022	124,222	28.88 to 38.08	$4,363,412	1.29%	0.00% to 1.40%	-20.71% to -19.59%
2021	131,792	36.43 to 47.40	$5,792,152	1.20%	0.00% to 1.40%	23.89% to 25.64%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

*    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
**    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
***    The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.